Consolidated Balance Sheets (USD $)	Dec. 31, 2014		Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 62,526,243		$ 194,740,045
Accounts receivable, net	7,195,113		11,837,578
Accrued income	3,642,147		7,902,234
Prepaid expenses and other current assets	6,322,460		6,282,218
Inventories	4,810,597		5,924,201
Total current assets	84,496,560		226,686,276
Non-current assets
Long-term accounts receivable	198,036		316,559
Vessels under construction	131,344,599		60,197,486
Property, plant and equipment, net	283,916		363,015
Deferred finance costs, net	9,066,101		11,436,165
Total assets	1,370,455,511		1,325,226,052
Current liabilities
Current portion of long-term debt	58,350,308		60,750,308
Accounts payable	6,447,708		13,585,924
Accrued expenses and other liabilities	5,311,464		6,438,384
Accrued interest	3,011,465		4,261,971
Deferred income	7,095,310		4,803,196
Total current liabilities	80,216,255		89,839,783
Non-current liabilities
Secured term loan facilities, net of current portion	359,508,954		389,734,262
Senior unsecured bond	125,000,000		125,000,000
Total non-current liabilities	484,508,954		514,734,262
Total Liabilities	564,725,209		604,574,045
Commitments and contingencies (see note 12)
Stockholders' equity
Common stock - $.01 par value per share; 400,000,000 shares authorized; 55,346,613 shares issued and outstanding, (2013: 55,326,765)	553,466	[1]	553,267	[1]
Additional paid-in capital	584,808,147		584,030,816
Accumulated other comprehensive loss	(254,666)		(87,930)
Retained earnings	220,623,355		136,155,854
Total stockholders' equity	805,730,302		720,652,007
Total liabilities and stockholders' equity	1,370,455,511		1,325,226,052
Vessels In Operation
Non-current assets
Property, plant and equipment, net	$ 1,145,066,299		$ 1,026,226,551

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.